[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]







December 22, 2006

VIA EDGAR
---------


Mr. Adam Phippen
Division of Corporate Finance
United States Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Mail Stop 3561

      Re:  Hampshire Group, Limited
           Item 4.02 Form 8-K, Filed December 14, 2006
           File No. 0-20201

Dear Mr. Phippen:

     On behalf of Hampshire Group, Limited (the "Company"), set forth below are the Company's responses to the comments of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") pertaining to the Company's Current Report on Form 8-K (the "Form 8-K") filed by the Company on December 14, 2006, contained in your letter, dated December 15, 2006, to Mr. Heath L. Golden, Vice President and General Counsel of the Company. To facilitate your review, we have set forth each of your comments below with the Company's corresponding response.

                               * * * * * * * * * *

1. Comment: Please revise to disclose a more detailed description of the nature of the accounting errors regarding income taxes, non-accountable plan reimbursements for executive officers and certain benefit plans. Refer to Item 4.02(a)(2) of Form 8-K.

     Response: The Company has revised the Form 8-K in response to the Staff's comment. Attached hereto is a copy of the Form 8-K/A that was filed with the Commission on the date hereof.

2. Comment: When you amend your periodic reports to file your restated financial statements, describe the effect of the restatements on your officers' conclusions regarding the effectiveness of the company's disclosure controls and procedures and management's conclusions regarding


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     the effectiveness of internal controls over financial reporting. See Item
     307 and Item 308 of Regulation S-K. To the extent that the conclusions do not change, despite the restatements, describe the basis for the conclusions.

     Response: The Company respectfully acknowledges the Staff's comment and advises the Staff that it will comply with the Staff's comment when the Company files amendments to its periodic reports.

                               * * * * * * * * * *

     The Company advises the staff that the Company acknowledges that:

          o The Company is responsible for the adequacy and accuracy of the disclosure in the Form 8-K.

          o Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the Form 8-K.

          o The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions regarding the foregoing or should you need further information, please call Steven J. Gartner at (212) 728-8000.



Very truly yours,

/s/ Samuel A. Tversky

Samuel A. Tversky

CC:  Heath L. Golden, Hampshire Group, Limited
     Steven J. Gartner, Willkie Farr & Gallagher LLP